Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Summary of other current liabilities

Other current liabilities consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Payroll tax	2,008	3,560
Income tax liability	1,761	4,298
Accrual for vacation	1,579	1,277
Other liabilities	1,457	213
Total	6,805	9,348